T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
CORPORATE BONDS 83.0%			Ford Motor
			8.50%, 4/21/23	1,995	2,212
Aerospace & Defense 1.0%			Ford Motor
F-Brasile			9.00%, 4/22/25	5,780	6,752
7.375%, 8/15/26 (1)	2,325	1,854	Ford Motor Credit
Moog			5.125%, 6/16/25	2,045	2,145
4.25%, 12/15/27 (1)	880	908	Ford Motor Credit
TransDigm			5.75%, 2/1/21	7,466	7,550
6.25%, 3/15/26 (1)	10,800	11,394	Goodyear Tire & Rubber
TransDigm			9.50%, 5/31/25	1,420	1,590
7.50%, 3/15/27	280	293	Group 1 Automotive
TransDigm			4.00%, 8/15/28 (1)	1,680	1,676
8.00%, 12/15/25 (1)	3,885	4,230	IAA
			5.50%, 6/15/27 (1)	1,215	1,279
		18,679	Meritor
			6.25%, 6/1/25 (1)	2,373	2,524
Airlines 1.0%			Navistar International
			9.50%, 5/1/25 (1)	3,180	3,617
Air Canada			Tenneco
7.75%, 4/15/21 (1)	3,685	3,703	5.375%, 12/15/24	310	239
American Airlines PTT,			Tesla
Series 2013-1, Class B			5.30%, 8/15/25 (1)	9,920	10,304
5.625%, 1/15/21 (1)	337	288
Delta Air Lines					67,331
7.00%, 5/1/25 (1)	2,925	3,203
Delta Air Lines
7.375%, 1/15/26	4,890	5,086	Banking 0.5%
Mileage Plus Holdings			Banco do Brasil, VR,
6.50%, 6/20/27 (1)	2,100	2,189	9.00% (2)(3)	5,550	6,035
United Airlines Holdings			Itau Unibanco Holding, VR,
4.875%, 1/15/25	1,915	1,656	6.125% (1)(2)(3)	4,380	4,268
United Airlines Holdings					10,303
5.00%, 2/1/24	1,015	916
United Airlines Holdings
6.00%, 12/1/20	1,565	1,574	Broadcasting 4.0%

		18,615	Clear Channel Worldwide Holdings
			5.125%, 8/15/27 (1)	3,225	3,225
			Clear Channel Worldwide Holdings
Automotive 3.6%			9.25%, 2/15/24	8,747	8,572
Adient Global Holdings			Diamond Sports Group
4.875%, 8/15/26 (1)	4,290	4,022	5.375%, 8/15/26 (1)	2,030	1,583
Adient U.S.			Diamond Sports Group
9.00%, 4/15/25 (1)	3,910	4,365	6.625%, 8/15/27 (1)	2,215	1,246
Clarios Global			iHeartCommunications
6.25%, 5/15/26 (1)	425	450	5.25%, 8/15/27 (1)	1,175	1,169
Clarios Global			iHeartCommunications
8.50%, 5/15/27 (1)	14,840	15,693	6.375%, 5/1/26	970	1,011
Dana			iHeartCommunications
5.625%, 6/15/28	2,510	2,648	8.375%, 5/1/27	15,687	15,805
Dana Financing Luxembourg			Lions Gate Capital Holdings
5.75%, 4/15/25 (1)	255	265	6.375%, 2/1/24 (1)	3,400	3,477

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
MDC Partners			Building Products 0.9%
6.50%, 5/1/24 (1)	8,803	8,462
Nexstar Broadcasting			American Builders & Contractors
5.625%, 8/1/24 (1)	2,915	2,993	Supply
Nexstar Broadcasting			5.875%, 5/15/26 (1)	3,130	3,279
5.625%, 7/15/27 (1)	2,570	2,715	Forterra Finance
Outfront Media Capital			6.50%, 7/15/25 (1)	2,505	2,643
5.00%, 8/15/27 (1)	315	309	New Enterprise Stone & Lime
Outfront Media Capital			6.25%, 3/15/26 (1)	1,405	1,461
6.25%, 6/15/25 (1)	1,200	1,251	PGT Innovations
Sirius XM Radio			6.75%, 8/1/26 (1)	2,070	2,212
4.125%, 7/1/30 (1)	2,360	2,478	Summit Materials
Sirius XM Radio			5.125%, 6/1/25 (1)	1,555	1,575
4.625%, 7/15/24 (1)	2,635	2,737	Summit Materials
Sirius XM Radio			5.25%, 1/15/29 (1)	1,225	1,283
5.00%, 8/1/27 (1)	3,130	3,310	Summit Materials
Sirius XM Radio			6.50%, 3/15/27 (1)	3,645	3,918
5.375%, 7/15/26 (1)	3,840	4,003			16,371
Terrier Media Buyer
8.875%, 12/15/27 (1)	3,800	3,923
Townsquare Media			Cable Operators 10.0%
6.50%, 4/1/23 (1)	3,800	3,515	Altice Financing
Univision Communications			5.00%, 1/15/28 (1)	3,790	3,885
6.625%, 6/1/27 (1)	3,135	3,147	Altice Financing
Univision Communications			7.50%, 5/15/26 (1)	7,015	7,462
9.50%, 5/1/25 (1)	1,540	1,686	Altice France
			5.50%, 1/15/28 (1)	3,140	3,289
		76,617	Altice France
			7.375%, 5/1/26 (1)	5,870	6,215
Building & Real Estate 1.5%			Altice France
Country Garden Holdings			8.125%, 2/1/27 (1)	2,675	2,983
8.00%, 1/27/24	2,735	3,003	Altice France Holding
Cushman & Wakefield U.S. Borrower			6.00%, 2/15/28 (1)	10,670	10,643
6.75%, 5/15/28 (1)	4,070	4,284	Altice France Holding
Howard Hughes			10.50%, 5/15/27 (1)	5,580	6,361
5.375%, 3/15/25 (1)	6,430	6,510	C&W Senior Financing
Howard Hughes			6.875%, 9/15/27 (1)	4,400	4,619
5.375%, 8/1/28	2,830	2,872	CCO Holdings
Realogy Group			4.25%, 2/1/31 (1)	6,375	6,654
7.625%, 6/15/25 (1)	795	837	CCO Holdings
Shimao Group Holdings			4.50%, 8/15/30 (1)	4,950	5,235
6.125%, 2/21/24	2,800	2,996	CCO Holdings
Taylor Morrison Communities			4.50%, 5/1/32 (1)	4,905	5,193
5.125%, 8/1/30 (1)	1,355	1,474	CCO Holdings
Taylor Morrison Communities			5.00%, 2/1/28 (1)	10,935	11,591
5.875%, 4/15/23 (1)	2,675	2,832	CCO Holdings
Weekley Homes			5.125%, 5/1/27 (1)	5,558	5,892
6.625%, 8/15/25	2,670	2,774	CCO Holdings
			5.375%, 6/1/29 (1)	3,030	3,325
		27,582	CCO Holdings
			5.50%, 5/1/26 (1)	4,785	5,000

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
CCO Holdings			Ziggo Bond
5.75%, 2/15/26 (1)	750	782	6.00%, 1/15/27 (1)	3,985	4,194
CCO Holdings					189,131
5.875%, 5/1/27 (1)	710	746
CSC Holdings
3.375%, 2/15/31 (1)	1,745	1,719	Chemicals 1.7%
CSC Holdings			Compass Minerals International
4.625%, 12/1/30 (1)	3,675	3,758	6.75%, 12/1/27 (1)	1,885	2,057
CSC Holdings			Consolidated Energy Finance
5.75%, 1/15/30 (1)	5,945	6,473	6.50%, 5/15/26 (1)	555	490
CSC Holdings			CVR Partners
6.50%, 2/1/29 (1)	8,085	9,075	9.25%, 6/15/23 (1)	6,335	6,256
CSC Holdings			Diamond
7.50%, 4/1/28 (1)	5,770	6,462	5.625%, 8/15/25 (EUR)	1,385	1,640
DISH DBS			Element Solutions
5.875%, 11/15/24	1,080	1,142	3.875%, 9/1/28 (1)	2,010	2,048
DISH DBS			Kraton Polymers
7.375%, 7/1/28 (1)	3,625	3,843	5.25%, 5/15/26 (EUR) (1)	890	1,065
DISH DBS			Kraton Polymers
7.75%, 7/1/26	5,155	5,902	7.00%, 4/15/25 (1)	2,745	2,841
GCI			Methanex
6.625%, 6/15/24 (1)	2,595	2,731	5.25%, 12/15/29	1,385	1,397
GCI			Methanex
6.875%, 4/15/25	5,055	5,238	5.65%, 12/1/44	1,925	1,768
LCPR Senior Secured Financing			Neon Holdings
6.75%, 10/15/27 (1)	1,185	1,265	10.125%, 4/1/26 (1)	2,830	2,989
Netflix			OCI
3.625%, 6/15/25 (1)	2,740	2,891	6.625%, 4/15/23 (1)	3,450	3,553
Netflix			Univar Solutions USA
3.875%, 11/15/29 (EUR) (1)	1,895	2,534	5.125%, 12/1/27 (1)	4,070	4,253
Netflix			WR Grace & Co-Conn
5.375%, 11/15/29 (1)	3,540	4,248	4.875%, 6/15/27 (1)	2,095	2,195
Netflix
5.875%, 11/15/28	6,765	8,321			32,552
Netflix
6.375%, 5/15/29	12,735	16,142	Conglomerates 0.4%
Radiate Holdco
6.875%, 2/15/23 (1)	2,830	2,901	General Electric, Series D, VR,
Videotron			5.00% (2)(3)	9,835	7,659
5.00%, 7/15/22	1,530	1,607			7,659
Videotron
5.125%, 4/15/27 (1)	1,540	1,632
Virgin Media Finance			Consumer Products 1.2%
5.00%, 7/15/30 (1)	1,065	1,094	Avon International Operations
Virgin Media Secured Finance			7.875%, 8/15/22 (1)	3,625	3,680
5.50%, 8/15/26 (1)	3,025	3,188	CD&R Smokey Buyer
VTR Finance			6.75%, 7/15/25 (1)	550	589
6.375%, 7/15/28 (1)	1,475	1,578	Edgewell Personal Care
Ziggo Bond			5.50%, 6/1/28 (1)	1,600	1,700
5.125%, 2/28/30 (1)	1,245	1,318	Energizer Gamma Acquisition
			4.625%, 7/15/26 (EUR) (1)	2,045	2,526

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Energizer Holdings			Drugs 0.0%
6.375%, 7/15/26 (1)	440	467
Energizer Holdings			Teva Pharmaceutical Finance
7.75%, 1/15/27 (1)	1,035	1,132	6.15%, 2/1/36	410	426
LTF Merger Sub					426
8.50%, 6/15/23 (1)	750	718
Mattel
5.875%, 12/15/27 (1)	1,600	1,740	Energy 8.8%
Prestige Brands			Antero Resources
6.375%, 3/1/24 (1)	4,180	4,326	5.125%, 12/1/22	122	105
Tempur Sealy International			Archrock Partners
5.50%, 6/15/26	2,980	3,114	6.875%, 4/1/27 (1)	2,370	2,429
Tempur Sealy International			Berry Petroleum
5.625%, 10/15/23	3,411	3,462	7.00%, 2/15/26 (1)	3,510	2,773
		23,454	Cheniere Corpus Christi Holdings
			5.125%, 6/30/27	3,475	3,909
			Cheniere Corpus Christi Holdings
Container 1.9%			5.875%, 3/31/25	1,850	2,130
Ardagh Packaging Finance			Cheniere Corpus Christi Holdings
5.25%, 4/30/25 (1)	1,475	1,564	7.00%, 6/30/24	3,865	4,492
Ardagh Packaging Finance			Cheniere Energy Partners
5.25%, 8/15/27 (1)	4,295	4,467	4.50%, 10/1/29	5,490	5,696
Ardagh Packaging Finance			Cheniere Energy Partners
6.00%, 2/15/25 (1)	2,200	2,294	5.625%, 10/1/26	1,210	1,269
Berry Global			Citgo Holding
5.625%, 7/15/27 (1)	720	761	9.25%, 8/1/24 (1)	4,365	4,310
Crown Cork & Seal			Comstock Resources
7.375%, 12/15/26	275	325	9.75%, 8/15/26	3,750	3,994
Intelligent Packaging Finco			Continental Resources
6.00%, 9/15/28 (1)	840	857	4.375%, 1/15/28	3,135	3,010
Kleopatra Holdings 1,			Continental Resources
9.25% (PIK), 6/30/23 (EUR) (4)	611	546	4.50%, 4/15/23	5,895	5,932
Kleopatra Holdings 1,			Continental Resources
9.25% (PIK), 6/30/23 (EUR) (1)(4)	359	321	4.90%, 6/1/44	3,730	3,292
Mauser Packaging Solutions Holding			Continental Resources
7.25%, 4/15/25 (1)	7,735	7,503	5.00%, 9/15/22	2,640	2,630
Pactiv			CrownRock
7.95%, 12/15/25	1,800	1,989	5.625%, 10/15/25 (1)	1,140	1,129
Pactiv			CSI Compressco
8.375%, 4/15/27	650	718	7.50%, 4/1/25 (1)	130	116
Reynolds Group Issuer			CSI Compressco
7.00%, 7/15/24 (1)	6,859	6,979	10.00%, 4/1/26 (1)(4)	404	295
Trivium Packaging Finance			DCP Midstream, Series A, VR,
3.75%, 8/15/26 (EUR) (1)	300	368	7.375% (2)(3)	2,735	2,024
Trivium Packaging Finance			DCP Midstream Operating
5.50%, 8/15/26 (1)	1,415	1,486	5.625%, 7/15/27	1,395	1,507
Trivium Packaging Finance			DCP Midstream Operating
8.50%, 8/15/27 (1)	4,505	4,933	6.75%, 9/15/37 (1)	3,955	3,995
			DCP Midstream Operating
		35,111	8.125%, 8/16/30	1,795	2,127
			Endeavor Energy Resources
			5.75%, 1/30/28 (1)	2,798	2,861
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Endeavor Energy Resources			Range Resources
6.625%, 7/15/25 (1)	580	605	9.25%, 2/1/26 (1)	4,415	4,647
EQT			Seven Generations Energy
8.75%, 2/1/30	5,070	6,109	5.375%, 9/30/25 (1)	10,700	10,299
Exterran Energy Solutions			Tallgrass Energy Partners
8.125%, 5/1/25	4,610	3,988	5.50%, 9/15/24 (1)	2,160	2,095
Hess			Tallgrass Energy Partners
5.60%, 2/15/41	220	251	6.00%, 3/1/27 (1)	1,685	1,571
Hess			Targa Resources Partners
7.30%, 8/15/31	550	672	5.375%, 2/1/27	250	259
Hess			Targa Resources Partners
7.875%, 10/1/29	270	341	5.875%, 4/15/26	220	232
Jagged Peak Energy			Targa Resources Partners
5.875%, 5/1/26	5,140	5,243	6.50%, 7/15/27	1,360	1,465
Kosmos Energy			Targa Resources Partners
7.125%, 4/4/26 (1)	1,130	1,023	6.875%, 1/15/29	4,730	5,227
Magnolia Oil & Gas Operating			USA Compression Partners
6.00%, 8/1/26 (1)	6,355	6,260	6.875%, 4/1/26	2,085	2,158
Matador Resources			USA Compression Partners
5.875%, 9/15/26	8,070	7,061	6.875%, 9/1/27	1,640	1,697
Nabors Industries			WPX Energy
7.25%, 1/15/26 (1)	1,105	514	5.875%, 6/15/28	1,330	1,350
Nabors Industries					167,239
7.50%, 1/15/28 (1)	1,965	869
NGL Energy Partners
7.50%, 11/1/23	6,230	4,579	Entertainment & Leisure 0.9%
NGL Energy Partners			Cedar Fair
7.50%, 4/15/26	5,795	3,854	5.25%, 7/15/29	1,040	1,011
NuStar Logistics			Cedar Fair
6.00%, 6/1/26	3,260	3,390	5.375%, 4/15/27	3,005	2,990
Occidental Petroleum			Cedar Fair
3.125%, 2/15/22	150	148	5.50%, 5/1/25 (1)	5,705	5,890
Occidental Petroleum			Live Nation Entertainment
5.875%, 9/1/25	1,910	1,910	4.75%, 10/15/27 (1)	2,165	2,041
Occidental Petroleum			Royal Caribbean Cruises
6.375%, 9/1/28	1,860	1,876	11.50%, 6/1/25 (1)	785	909
Occidental Petroleum			SeaWorld Parks & Entertainment
6.45%, 9/15/36	460	448	9.50%, 8/1/25 (1)	2,270	2,395
Occidental Petroleum			Six Flags Theme Parks
6.95%, 7/1/24	190	196	7.00%, 7/1/25 (1)	920	996
Occidental Petroleum			Vail Resorts
7.95%, 6/15/39	3,925	3,940	6.25%, 5/15/25 (1)	1,650	1,763
Occidental Petroleum
8.00%, 7/15/25	2,570	2,795			17,995
Occidental Petroleum
8.50%, 7/15/27	5,180	5,730	Exploration & Production 0.2%
Occidental Petroleum
8.875%, 7/15/30	8,300	9,420	Apache
Petrobras Global Finance			4.625%, 11/15/25	1,660	1,701
6.75%, 6/3/50	980	1,094	Apache
Petrobras Global Finance			4.875%, 11/15/27	2,645	2,698
7.375%, 1/17/27	3,285	3,898			4,399
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
			Navient
			6.75%, 6/15/26	945	986
Financial 5.5%			Navient
Acrisure			7.25%, 1/25/22	740	775
7.00%, 11/15/25 (1)	3,125	3,172	Navient
Acrisure			7.25%, 9/25/23	3,320	3,498
8.125%, 2/15/24 (1)	3,940	4,167	OneMain Finance
Acrisure			6.125%, 3/15/24	1,300	1,401
10.125%, 8/1/26 (1)	1,870	2,104	OneMain Finance
Alliant Holdings Intermediate			6.625%, 1/15/28	3,085	3,517
6.75%, 10/15/27 (1)	1,570	1,662	OneMain Finance
AmWINS Group			6.875%, 3/15/25	3,755	4,234
7.75%, 7/1/26 (1)	3,585	3,854	OneMain Finance
Avolon Holdings Funding			7.125%, 3/15/26	1,300	1,490
5.125%, 10/1/23 (1)	7,575	7,310	OneMain Finance
Avolon Holdings Funding			8.875%, 6/1/25	1,555	1,759
5.50%, 1/15/23 (1)	3,880	3,783	Quicken Loans
Cabot Financial Luxembourg			5.25%, 1/15/28 (1)	4,419	4,717
7.50%, 10/1/23 (GBP) (1)	1,700	2,317			103,961
Cabot Financial Luxembourg
7.50%, 10/1/23 (GBP)	1,010	1,369
Cargo Aircraft Management			Food 1.9%
4.75%, 2/1/28 (1)	1,200	1,235	B&G Foods
CIT Group			5.25%, 4/1/25	6,370	6,593
5.25%, 3/7/25	1,535	1,673	B&G Foods
CIT Group			5.25%, 9/15/27	1,410	1,498
6.125%, 3/9/28	1,390	1,638	Chobani
DAE Funding			7.50%, 4/15/25 (1)	7,265	7,556
4.50%, 8/1/22 (1)	45	45	Cosan Luxembourg
DAE Funding			7.00%, 1/20/27 (1)	3,790	4,088
5.00%, 8/1/24 (1)	3,540	3,480	Darling Ingredients
DAE Funding			5.25%, 4/15/27 (1)	1,090	1,157
5.25%, 11/15/21 (1)	3,435	3,452	FAGE International
Genworth Mortgage Holdings			5.625%, 8/15/26 (1)	2,470	2,458
6.50%, 8/15/25 (1)	3,175	3,334	Kraft Heinz Foods
GTCR AP Finance			6.875%, 1/26/39	1,885	2,573
8.00%, 5/15/27 (1)	2,715	2,891	Kraft Heinz Foods
HUB International			7.125%, 8/1/39 (1)	1,450	1,986
7.00%, 5/1/26 (1)	6,420	6,661	Lamb Weston Holdings
Icahn Enterprises			4.875%, 5/15/28 (1)	645	709
6.25%, 5/15/26	5,665	6,054	Post Holdings
LPL Holdings			5.625%, 1/15/28 (1)	2,485	2,659
5.75%, 9/15/25 (1)	4,440	4,618	Post Holdings
MGIC Investment			5.75%, 3/1/27 (1)	1,740	1,838
5.25%, 8/15/28	1,390	1,460	Sigma Holdco
Navient			7.875%, 5/15/26 (1)	3,265	3,302
5.00%, 3/15/27	3,600	3,469
Navient					36,417
6.125%, 3/25/24	7,480	7,798
Navient
6.75%, 6/25/25	3,855	4,038

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Forest Products 0.0%			Scientific Games International
			8.25%, 3/15/26 (1)	7,750	7,982
Boise Cascade			Scientific Games International
4.875%, 7/1/30 (1)	615	662	8.625%, 7/1/25 (1)	1,775	1,848
		662	Stars Group Holdings
			7.00%, 7/15/26 (1)	5,530	5,882
			VICI Properties
Gaming 4.4%			4.125%, 8/15/30 (1)	1,045	1,048
Boyd Gaming			VICI Properties
6.00%, 8/15/26	2,570	2,695	4.625%, 12/1/29 (1)	1,970	2,049
Boyd Gaming			Wynn Las Vegas
8.625%, 6/1/25 (1)	1,050	1,155	5.25%, 5/15/27 (1)	6,760	6,583
Caesars Entertainment			Wynn Macau
6.25%, 7/1/25 (1)	1,000	1,059	5.50%, 1/15/26 (1)	2,400	2,434
Caesars Entertainment			Wynn Macau
8.125%, 7/1/27 (1)	1,180	1,251	5.50%, 10/1/27 (1)	1,975	1,991
Caesars Resort Collection			Wynn Macau
5.25%, 10/15/25 (1)	5,210	4,976	5.625%, 8/26/28 (1)	4,900	4,937
Caesars Resort Collection			Wynn Resorts Finance
5.75%, 7/1/25 (1)	1,990	2,084	5.125%, 10/1/29 (1)	2,245	2,189
Churchill Downs					82,326
5.50%, 4/1/27 (1)	1,870	1,963
Cirsa Finance International
6.25%, 12/20/23 (EUR) (1)	1,200	1,288	Health Care 6.5%
Cirsa Finance International			Avantor
7.875%, 12/20/23 (1)	4,463	4,061	6.00%, 10/1/24 (1)	3,415	3,577
International Game Technology			Avantor Funding
5.25%, 1/15/29 (1)	2,005	2,060	4.625%, 7/15/28 (1)	6,215	6,572
International Game Technology			Bausch Health
6.25%, 2/15/22 (1)	1,570	1,609	7.00%, 3/15/24 (1)	10,085	10,476
International Game Technology			Bausch Health
6.25%, 1/15/27 (1)	4,820	5,278	7.00%, 1/15/28 (1)	225	240
Las Vegas Sands			Bausch Health
3.20%, 8/8/24	1,055	1,071	7.25%, 5/30/29 (1)	5,190	5,696
Melco Resorts Finance			Bausch Health
5.375%, 12/4/29 (1)	1,325	1,365	9.00%, 12/15/25 (1)	7,475	8,185
MGM China Holdings			Bausch Health Americas
5.25%, 6/18/25 (1)	1,635	1,717	8.50%, 1/31/27 (1)	8,595	9,454
MGM China Holdings			Bausch Health Americas
5.375%, 5/15/24 (1)	1,460	1,519	9.25%, 4/1/26 (1)	7,040	7,788
MGM China Holdings			Catalent Pharma Solutions
5.875%, 5/15/26 (1)	2,445	2,595	5.00%, 7/15/27 (1)	720	758
MGM Growth Properties Operating			Centene
Partnership			4.25%, 12/15/27	2,600	2,736
5.75%, 2/1/27	1,905	2,095	Centene
MGM Resorts International			4.625%, 12/15/29	3,815	4,168
6.00%, 3/15/23	2,695	2,826	Change Healthcare Holdings
Scientific Games International			5.75%, 3/1/25 (1)	3,725	3,795
7.00%, 5/15/28 (1)	1,145	1,122	DaVita
Scientific Games International			3.75%, 2/15/31 (1)	2,220	2,212
7.25%, 11/15/29 (1)	1,610	1,594

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
HCA			Teva Pharmaceutical Finance
5.375%, 2/1/25	2,295	2,582	Netherlands III
HCA			7.125%, 1/31/25 (1)	6,230	6,744
5.625%, 9/1/28	990	1,176			122,468
HCA
5.875%, 2/15/26	2,550	2,920
HCA			Information Technology 4.0%
5.875%, 2/1/29	1,970	2,389	ANGI Group
Jaguar Holding II			3.875%, 8/15/28 (1)	1,150	1,160
4.625%, 6/15/25 (1)	695	721	Banff Merger Sub
Jaguar Holding II			9.75%, 9/1/26 (1)	1,300	1,383
5.00%, 6/15/28 (1)	650	689	Boxer Parent
LifePoint Health			6.50%, 10/2/25 (EUR) (1)	720	894
6.75%, 4/15/25 (1)	2,170	2,344	Boxer Parent
Molina Healthcare			7.125%, 10/2/25 (1)	800	870
4.375%, 6/15/28 (1)	2,225	2,325	Boxer Parent
Molina Healthcare			9.125%, 3/1/26 (1)	1,400	1,502
5.375%, 11/15/22	60	63	CDK Global
MPT Operating Partnership			5.875%, 6/15/26	135	142
6.375%, 3/1/24	2,375	2,452	CommScope
Ortho-Clinical Diagnostics			7.125%, 7/1/28 (1)	2,310	2,457
7.25%, 2/1/28 (1)	280	290	CommScope
Ortho-Clinical Diagnostics			8.25%, 3/1/27 (1)	1,470	1,591
7.375%, 6/1/25 (1)	785	816	EIG Investors
Radiology Partners			10.875%, 2/1/24	220	228
9.25%, 2/1/28 (1)	680	724	Expedia Group
RegionalCare Hospital Partners			4.625%, 8/1/27 (1)	890	926
Holdings			Expedia Group
9.75%, 12/1/26 (1)	5,975	6,438	6.25%, 5/1/25 (1)	2,615	2,863
Select Medical			Expedia Group
6.25%, 8/15/26 (1)	2,095	2,242	7.00%, 5/1/25 (1)	2,180	2,360
Synlab Unsecured Bondco			Go Daddy Operating
8.25%, 7/1/23 (EUR)	2,100	2,556	5.25%, 12/1/27 (1)	1,945	2,064
Teleflex			Logan Merger Sub
4.25%, 6/1/28 (1)	885	931	5.50%, 9/1/27 (1)	1,940	1,993
Tenet Healthcare			Microchip Technology
4.875%, 1/1/26 (1)	5,500	5,720	4.25%, 9/1/25 (1)	1,655	1,721
Tenet Healthcare			Qorvo
6.875%, 11/15/31	1,650	1,600	5.50%, 7/15/26	2,820	2,989
Tenet Healthcare			Refinitiv U.S. Holdings
7.50%, 4/1/25 (1)	2,880	3,161	6.25%, 5/15/26 (1)	7,455	8,005
Tenet Healthcare			Refinitiv U.S. Holdings
8.125%, 4/1/22	3,570	3,847	8.25%, 11/15/26 (1)	10,525	11,630
Teva Pharmaceutical Finance			Solera
Netherlands III			10.50%, 3/1/24 (1)	11,570	12,149
2.80%, 7/21/23	2,845	2,745	SS&C Technologies
Teva Pharmaceutical Finance			5.50%, 9/30/27 (1)	3,715	3,975
Netherlands III
6.00%, 4/15/24	1,275	1,336	Uber Technologies
			7.50%, 11/1/23 (1)	1,725	1,798
			Uber Technologies
			7.50%, 5/15/25 (1)	1,500	1,573

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Uber Technologies			Metals & Mining 4.4%
7.50%, 9/15/27 (1)	8,270	8,663
Veritas U. S.			Alcoa Nederland Holding
7.50%, 9/1/25 (1)	1,345	1,396	5.50%, 12/15/27 (1)	4,015	4,301
Veritas U. S.			Alcoa Nederland Holding
10.50%, 2/1/24 (1)	1,584	1,576	6.125%, 5/15/28 (1)	2,480	2,678
			Alcoa Nederland Holding
		75,908	6.75%, 9/30/24 (1)	780	806
			Alcoa Nederland Holding
			7.00%, 9/30/26 (1)	655	701
Lodging 1.0%			ArcelorMittal, STEP,
Hilton Domestic Operating			7.00%, 3/1/41	40	51
5.375%, 5/1/25 (1)	785	822	Arconic
Hilton Domestic Operating			6.00%, 5/15/25 (1)	1,500	1,605
5.75%, 5/1/28 (1)	905	957	Arconic
Hilton Worldwide Finance			6.125%, 2/15/28 (1)	4,155	4,378
4.875%, 4/1/27	2,550	2,614	Big River Steel
Marriott International			7.25%, 9/1/25	2,440	2,534
4.625%, 6/15/30	730	798	Cleveland-Cliffs
Marriott International			9.875%, 10/17/25 (1)	1,850	2,035
5.75%, 5/1/25	1,365	1,532	Constellium
Marriott Ownership Resorts			5.75%, 5/15/24 (1)	3,600	3,663
6.125%, 9/15/25 (1)	2,200	2,324	Constellium
Marriott Ownership Resorts			6.625%, 3/1/25 (1)	9,725	10,017
6.50%, 9/15/26	3,640	3,781	FMG Resources
Park Intermediate Holdings			5.125%, 3/15/23 (1)	2,145	2,258
7.50%, 6/1/25 (1)	1,515	1,625	FMG Resources
RHP Hotel Properties			5.125%, 5/15/24 (1)	3,285	3,548
4.75%, 10/15/27	2,685	2,463	Freeport-McMoRan
RHP Hotel Properties			5.00%, 9/1/27	1,470	1,558
5.00%, 4/15/23	2,065	2,024	Freeport-McMoRan
		18,940	5.25%, 9/1/29	1,515	1,663
			Freeport-McMoRan
			5.40%, 11/14/34	6,432	7,252
Manufacturing 0.6%			Freeport-McMoRan
Colfax			5.45%, 3/15/43	3,755	4,234
6.00%, 2/15/24 (1)	1,120	1,165	Hecla Mining
Colfax			7.25%, 2/15/28	4,950	5,445
6.375%, 2/15/26 (1)	1,505	1,618	Hudbay Minerals
Hillenbrand			7.25%, 1/15/23 (1)	2,575	2,617
4.50%, 9/15/26	90	97	Hudbay Minerals
Hillenbrand			7.625%, 1/15/25 (1)	6,369	6,620
5.75%, 6/15/25	505	541	Joseph T. Ryerson & Son
Sensata Technologies			8.50%, 8/1/28 (1)	4,215	4,594
3.75%, 2/15/31 (1)	1,545	1,547	New Gold
Sensata Technologies UK Financing			6.375%, 5/15/25 (1)	2,810	2,922
6.25%, 2/15/26 (1)	4,185	4,389	New Gold
Welbilt			7.50%, 7/15/27 (1)	1,595	1,739
9.50%, 2/15/24	1,325	1,345	Novelis
		10,702	4.75%, 1/30/30 (1)	3,725	3,772

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Steel Dynamics			Satellites 1.8%
5.00%, 12/15/26	1,444	1,541
			Connect Finco
		82,532	6.75%, 10/1/26 (1)	4,000	4,125
			Hughes Satellite Systems
			6.625%, 8/1/26	7,670	8,686
Other Telecommunications 0.5%			Hughes Satellite Systems
Level 3 Financing			7.625%, 6/15/21	300	311
4.625%, 9/15/27 (1)	3,200	3,340	Intelsat Jackson Holdings
Level 3 Financing			8.00%, 2/15/24 (1)	1,455	1,484
5.375%, 5/1/25	2,790	2,870	Intelsat Jackson Holdings
Zayo Group Holdings			9.50%, 9/30/22 (1)	11,415	12,414
4.00%, 3/1/27 (1)	1,485	1,466	Telesat Canada
Zayo Group Holdings			6.50%, 10/15/27 (1)	4,145	4,259
6.125%, 3/1/28 (1)	2,015	2,081	ViaSat
		9,757	5.625%, 4/15/27 (1)	2,010	2,113
					33,392
Restaurants 0.7%
1011778 BC ULC			Services 4.9%
5.75%, 4/15/25 (1)	865	921	Allied Universal Holdco
Brinker International			9.75%, 7/15/27 (1)	3,025	3,350
3.875%, 5/15/23	500	486	Ascend Learning
Yum! Brands			6.875%, 8/1/25 (1)	3,255	3,349
4.75%, 1/15/30 (1)	835	921	Avis Budget Car Rental
Yum! Brands			5.75%, 7/15/27 (1)	1,560	1,486
5.35%, 11/1/43	3,890	4,167	Avis Budget Car Rental
Yum! Brands			5.75%, 7/15/27 (1)	1,285	1,230
6.875%, 11/15/37	3,515	4,218	Black Knight InfoServ
Yum! Brands			3.625%, 9/1/28 (1)	3,500	3,570
7.75%, 4/1/25 (1)	2,105	2,347	CDW
		13,060	4.125%, 5/1/25	1,050	1,092
			CDW
			4.25%, 4/1/28	2,865	3,001
Retail 0.5%			eG Global Finance
L Brands			6.75%, 2/7/25 (1)	3,935	4,068
6.694%, 1/15/27	350	353	eG Global Finance
L Brands			8.50%, 10/30/25 (1)	2,205	2,365
6.875%, 7/1/25 (1)	300	324	Fair Isaac
L Brands			5.25%, 5/15/26 (1)	3,480	4,002
7.50%, 6/15/29	2,115	2,252	Gartner
L Brands			4.50%, 7/1/28 (1)	1,160	1,209
9.375%, 7/1/25 (1)	2,665	3,085	GFL Environmental
Linens 'n Things, VR, EC,			7.00%, 6/1/26 (1)	1,833	1,920
8.338%, 1/15/14 (5)(6)	1,050	—	GFL Environmental
PetSmart			8.50%, 5/1/27 (1)	2,384	2,590
7.125%, 3/15/23 (1)	3,550	3,577	H&E Equipment Services
		9,591	5.625%, 9/1/25	6,295	6,515
			HD Supply
			5.375%, 10/15/26 (1)	3,515	3,700
			Laureate Education
			8.25%, 5/1/25 (1)	7,975	8,483
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
MSCI			New Albertsons
3.625%, 9/1/30 (1)	680	714	7.45%, 8/1/29	2,035	2,310
MSCI			New Albertsons
4.00%, 11/15/29 (1)	2,335	2,487	8.00%, 5/1/31	1,240	1,451

Performance Food Group					27,498
5.50%, 10/15/27 (1)	2,545	2,653
Picasso Finance Sub
6.125%, 6/15/25 (1)	1,395	1,486	Transportation 0.2%
Presidio Holdings			Watco Finance
4.875%, 2/1/27 (1)	1,125	1,156	6.50%, 6/15/27 (1)	3,480	3,654
Presidio Holdings
8.25%, 2/1/28 (1)	2,850	2,992			3,654
Prime Security Services Borrower
3.375%, 8/31/27 (1)	1,070	1,066	Utilities 4.9%
Prime Security Services Borrower
5.25%, 4/15/24 (1)	2,930	3,117	AES
Prime Security Services Borrower			5.125%, 9/1/27	3,010	3,236
5.75%, 4/15/26 (1)	1,380	1,525	AES
Prime Security Services Borrower			6.00%, 5/15/26	5,310	5,615
6.25%, 1/15/28 (1)	2,485	2,606	Calpine
Sabre GLBL			5.125%, 3/15/28 (1)	3,985	4,194
7.375%, 9/1/25 (1)	1,890	1,932	Clearway Energy Operating
Sabre GLBL			5.75%, 10/15/25	3,075	3,260
9.25%, 4/15/25 (1)	1,275	1,414	NextEra Energy Operating Partners
ServiceMaster			4.25%, 7/15/24 (1)	2,715	2,891
5.125%, 11/15/24 (1)	1,335	1,372	NextEra Energy Operating Partners
United Rentals North America			4.25%, 9/15/24 (1)	3,565	3,797
3.875%, 2/15/31	3,405	3,520	NextEra Energy Operating Partners
Vertical Holdco			4.50%, 9/15/27 (1)	2,960	3,234
7.625%, 7/15/28 (1)	6,020	6,351	NiSource, VR,
Vertical U. S. Newco			5.65% (2)(3)	2,725	2,722
5.25%, 7/15/27 (1)	4,870	5,065	NRG Energy
Williams Scotsman International			5.25%, 6/15/29 (1)	1,565	1,708
4.625%, 8/15/28 (1)	1,605	1,625	NRG Energy
			5.75%, 1/15/28	2,480	2,697
		93,011	NRG Energy
			6.625%, 1/15/27	5,235	5,601

Supermarkets 1.5%			NRG Energy
			7.25%, 5/15/26	11,825	12,594
Albertsons			Pacific Gas & Electric
7.50%, 3/15/26 (1)	4,150	4,638	4.55%, 7/1/30	7,733	8,461
Albertsons			Pacific Gas & Electric
3.50%, 2/15/23 (1)	2,025	2,070	4.75%, 2/15/44	2,905	3,056
Albertsons			Pacific Gas & Electric
3.50%, 3/15/29 (1)	7,500	7,556	4.95%, 7/1/50	3,988	4,381
Albertsons			Pattern Energy Operations
4.875%, 2/15/30 (1)	2,690	2,892	4.50%, 8/15/28 (1)	840	881
Albertsons			PG&E
5.875%, 2/15/28 (1)	2,610	2,819	5.00%, 7/1/28	5,090	5,084
Iceland Bondco			PG&E
4.625%, 3/15/25 (GBP)	3,000	3,762	5.25%, 7/1/30	2,630	2,617

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Pike			Automotive 0.1%
5.50%, 9/1/28 (1)	2,605	2,612
Terraform Global Operating			Clarios Global, FRN,
6.125%, 3/1/26 (1)	3,955	4,034	3M USD LIBOR + 3.50%, 3.659%,
Vistra Operations			4/30/26	1,573	1,540
5.00%, 7/31/27 (1)	4,055	4,298			1,540
Vistra Operations
5.50%, 9/1/26 (1)	5,305	5,570
			Broadcasting 0.1%
		92,543	iHeartCommunications, FRN,
			1M USD LIBOR + 6.75%, 9/30/20
Wireless Communications 2.1%			(5)(6)(8)(9)	2,000	1,460
SBA Communications					1,460
3.875%, 2/15/27 (1)	3,300	3,407
Sprint
7.125%, 6/15/24	12,334	14,339	Cable Operators 0.2%
Sprint Capital			Altice France, FRN,
6.875%, 11/15/28	5,290	6,758	3M USD LIBOR + 4.00%, 4.75%,
Sprint Communications			8/14/26	3,275	3,226
11.50%, 11/15/21	5,105	5,673			3,226
T-Mobile USA
6.50%, 1/15/26	6,725	7,061
Virgin Media Vendor Financing			Consumer Products 0.3%
Notes IV Dac			ABG Intermediate Holdings 2, FRN,
5.00%, 7/15/28 (1)	2,750	2,850	3M USD LIBOR + 3.50%, 4.50%,
		40,088	9/27/24	1,156	1,131
			Life Time, FRN,
			3M USD LIBOR + 2.75%, 3.75%,
Total Corporate Bonds			6/10/22 (8)	5,636	5,270
(Cost $1,509,629)		1,569,974			6,401
BANK LOANS 7.3% (7)
			Energy 0.4%
Aerospace & Defense 0.2%			BCP Raptor, FRN,
Dynasty Acquisition, FRN,			3M USD LIBOR + 4.25%, 5.25%,
1M USD LIBOR + 3.50%, 3.808%,			6/24/24	4,331	3,270
4/6/26	4,094	3,616	Prairie ECI Acquiror, FRN,
			3M USD LIBOR + 4.75%, 4.906%,
		3,616	3/11/26	3,374	3,024
			Stonepeak Lonestar Holdings, FRN,
			1M USD LIBOR + 4.50%, 4.773%,
Airlines 0.2%			10/19/26	2,258	2,226
Mileage Plus Holdings, FRN,
1M USD LIBOR + 5.25%, 6.25%,					8,520
6/21/27	3,780	3,820
		3,820	Food 0.1%
			Bellring Brands, FRN,
			1M USD LIBOR + 5.00%, 6.00%,
			10/21/24	2,462	2,458

					2,458

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
			Intelsat Jackson Holdings, FRN,
			3M USD LIBOR + 5.50%, 1/2/24 (8)	490	494
Gaming 0.2%			Intelsat Jackson Holdings, FRN,
Scientific Games International, FRN,			1M USD LIBOR + 5.50%, 5.50%,
1M USD LIBOR + 2.75%, 3.472%,			7/13/22 (8)(10)	4,372	4,445
8/14/24	3,225	3,009	Intelsat Jackson Holdings, FRN,
		3,009	1M USD LIBOR + 4.75%, 8.00%,
			11/27/23 (8)	9,235	9,291
			Iridium Satellite, FRN,
Health Care 0.1%			1M USD LIBOR + 3.75%, 4.75%,
LifePoint Health, FRN,			11/4/26	7,549	7,563
1M USD LIBOR + 3.75%, 3.906%,					24,461
11/16/25	2,399	2,350
		2,350	Services 1.2%
			Ascend Learning, FRN,
Information Technology 0.6%			3M USD LIBOR + 3.00%, 4.00%,
Epicor Software, FRN,			7/12/24	2,392	2,374
1M USD LIBOR + 7.75%, 8.75%,			GFL Environmental, FRN,
7/31/28 (8)	840	864	3M USD LIBOR + 3.00%, 4.00%,
Refinitiv U.S. Holdings, FRN,			5/30/25	1,909	1,897
1M USD LIBOR + 3.25%, 3.406%,			Renaissance Holdings, FRN,
10/1/25	7,333	7,265	3M USD LIBOR + 7.00%, 7.156%,
Solera, FRN,			5/29/26	1,460	1,375
3M USD LIBOR + 2.75%, 2.938%,			Ultimate Software Group, FRN,
3/3/23	2,833	2,781	1M USD LIBOR + 4.00%, 4.75%,
			5/4/26	6,740	6,727
		10,910	Ultimate Software Group, FRN,
			1M USD LIBOR + 6.75%, 7.50%,
			5/3/27	8,640	8,802
Manufacturing 0.3%			WW International, FRN,
Apex Tool Group, FRN,			3M USD LIBOR + 4.75%, 5.50%,
3M USD LIBOR + 5.50%, 8/1/24 (8)	4,000	3,841	11/29/24	2,002	1,990
Filtration Group, FRN,
3M USD LIBOR + 3.00%, 3.156%,					23,165
3/31/25	1,318	1,294
Welbilt, FRN,			Utilities 0.1%
3M USD LIBOR + 2.50%, 2.656%,
10/23/25	531	477	Brookfield WEC Holdings, FRN,
			1M USD LIBOR + 3.00%, 3.75%,
		5,612	8/1/25	2,083	2,046
					2,046
Metals & Mining 0.0%
Big River Steel, FRN,			Wireless Communications 1.9%
3M USD LIBOR + 5.00%, 6.00%,
8/23/23	698	693	Asurion, FRN,
			1M USD LIBOR + 3.00%, 3.156%,
		693	8/4/22	4,820	4,764
			Asurion, FRN,
			1M USD LIBOR + 3.00%, 3.156%,
Satellites 1.3%			11/3/23	2,077	2,039
Intelsat Jackson Holdings
8.625%, 1/2/24	2,643	2,668
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Asurion, FRN,
3M USD LIBOR + 6.50%, 6.656%,
8/4/25 (8)	28,497	28,540	Media & Communications 0.1%
		35,343	iHeartMedia, Class A (6)	171	1,581
					1,581
Total Bank Loans
(Cost $140,139)		138,630	Metals & Mining 0.1%
ASSET-BACKED SECURITIES 0.1%			Constellium (6)	200	1,600
					1,600
Wireless Communications 0.1%
InSite Issuer, Series 2016-1A,			Utilities 0.1%
Class C
6.414%, 11/15/46 (1)	1,285	1,280	Sempra Energy	12	1,496
Total Asset-Backed Securities			Vistra	44	850
(Cost $1,285)		1,280			2,346
CONVERTIBLE BONDS 0.1%
			Wireless Communications 0.2%
Cable Operators 0.1%			T-Mobile US (6)	31	3,673
DISH Network					3,673
3.375%, 8/15/26	1,775	1,756
		1,756
			Total Common Stocks
			(Cost $12,812)		10,979
Energy 0.0%
Cheniere Energy			CONVERTIBLE PREFERRED STOCKS 2.9%
4.25%, 3/15/45	1,114	773
		773	Energy 1.1%
			Targa Resources, Series A, 9.50%,
			Acquisition Date: 10/30/17-
Total Convertible Bonds			11/27/19, Cost $21,036
(Cost $2,295)		2,529	(3)(11)	19	20,303
					20,303
COMMON STOCKS 0.6%
Cable Operators 0.1%			Energy Services 0.3%
Liberty Broadband, Class C (6)	13	1,779	NuStar Energy, VR, 9.75% (1)(3)(5)	229	6,086
		1,779			6,086
Gaming 0.0%			Forest Products 0.0%
New Cotai Participation, Class B			Smurfit-Stone Container, Series A,
(1)(5)(6)	—	—	EC, 7.00%, 2/15/27 (5)	8	—
		—			—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Healthcare 0.5%			Vaneck Vectors Fallen Angel High
			Yield Bond ETF	305	9,281
Avantor, Series A, 6.25%, 5/15/22	118	8,600
			Total Equity Mutual Funds
		8,600	(Cost $17,701)		18,209
Manufacturing 0.2%			SHORT-TERM INVESTMENTS 5.0%

Danaher, Series B, 5.00%, 4/15/23	4	4,498	Money Market Funds 4.2%
		4,498	T. Rowe Price Government Reserve
			Fund, 0.11% (12)(13)	78,725	78,725
Utilities 0.8%					78,725
American Electric Power, 6.125%,
3/15/22	119	5,800	U. S. Treasury Obligations 0.8%
American Electric Power, 6.125%,			U. S. Treasury Bills,
8/15/23	48	2,349	0.10%, 9/24/20 (14)	15,400	15,399
NextEra Energy, 5.279%, 3/1/23	141	6,915			15,399
		15,064
			Total Short-Term Investments
Total Convertible Preferred Stocks			(Cost $94,124)		94,124
(Cost $51,963)		54,551
			Total Investments in Securities 100.0%
EQUITY MUTUAL FUNDS 1.0%
			(Cost $1,829,948)		$1,890,276
iShares iBoxx High Yield Corporate
Bond ETF	105	8,928	Other Assets Less Liabilities 0.0%		812
			Net Assets 100.0%		$1,891,088

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,036,840 and represents 54.8% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Level 3 in fair value hierarchy.
(6)	Non-income producing
(7)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(8)	All or a portion of this loan is unsettled as of August 31, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(9)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(10)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitment at August 31, 2020, was $1,635 and was valued at $1,624 (0.1% of net assets) .
(11)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $20,303 and represents 1.1% of net assets.
(12)	Seven-day yield
(13)	Affiliated Companies
(14)	At August 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
PIK	Payment-in-kind
PTT	Pass-Through Trust
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

(Amounts In 000s, except market price)
SWAPS 0.2%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS 0.0%
CREDIT DEFAULT SWAPS, PROTECTION SOLD 0.0%
Barclays Bank, Protection Sold (Relevant Credit: Tesla, 5.30%, 8/15/25,
$103.88*) Receive 1.00% Quarterly, Pay upon credit default, 6/20/21	2,300	5	(24)	29
Total Bilateral Credit Default Swaps, Protection Sold			(24)	29
Total Bilateral Swaps			(24)	29

* Market price at August 31, 2020

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

(Amounts In 000s)
SWAPS 0.2%
	Notional		Initial	Unrealized
	Amount	$ Value	$ Value**	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
CREDIT DEFAULT SWAPS, PROTECTION BOUGHT 0.2%
Protection Bought (Relevant Credit: Ice CDX.HY. CDSI-S34, 5 Year Index),
Pay 1.00% Quarterly, Receive upon credit default, 6/20/25	75,777	5,129	1,085	4,044
Total Centrally Cleared Credit Default Swaps, Protection Bought				4,044
Total Centrally Cleared Swaps				4,044
Net payments (receipts) of variation margin to date				(3,888)
Variation margin receivable (payable) on centrally cleared swaps				156

** Includes interest purchased or sold but not collected of $271.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
					Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Citibank	10/23/20	USD	6,791 GBP	5,344	$ (355)
Citibank	11/20/20	USD	13,523 EUR	11,380	(81)
JPMorgan Chase	10/23/20	USD	375 GBP	288	(10)
Net unrealized gain (loss) on open forward currency
exchange contracts					$ (446)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$32+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/20	Cost	Cost	8/31/20
T. Rowe Price Government Reserve Fund	$54,721	¤	¤	$78,725^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $32 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $78,725.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$—	$ 1,569,974	$ —	$ 1,569,974
Fixed Income Securities[1]	—	3,809	—	3,809
Bank Loans	—	137,170	1,460	138,630
Common Stocks	10,979	—	—	10,979
Convertible Preferred Stocks	—	48,465	6,086	54,551
Equity Mutual Funds	18,209	—	—	18,209
Short-Term Investments	78,725	15,399	—	94,124
Total Securities	107,913	1,774,817	7,546	1,890,276
Swaps	—	161	—	161
Total	$107,913	$ 1,774,978	$ 7,546	$ 1,890,437
Liabilities
Forward Currency Exchange
Contracts	$—	$ 446	$ —	$ 446
Total	$—	$ 446	$ —	$ 446

1 Includes Asset-Backed Securities and Convertible Bonds.